Share-based Compensation - Schedule of Share-based Compensation Expense (Details)	11 Months Ended
Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 63,765,473
Service-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	62,094,704
Performance-Based RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 1,670,769